Stock-Based Compensation - Warrant For Marketing Services (Details) - USD ($) $ / shares in Units, $ in Thousands	1 Months Ended	12 Months Ended
	Sep. 30, 2019	Dec. 31, 2019
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued		6,333,334
Exercise price of warrants		$ 1.50
Draft Kings Inc | Marketing Services Warrant | Non-employee
Class of Warrant or Right [Line Items]
Number of warrants to purchase shares issued	341
Exercise price of warrants	$ 0.01
Warrant term	5 years
Compensation recognized		$ 444